STARBOARD INVESTMENT TRUST
116 South Franklin Street
Rocky Mount, North Carolina 27804
252-972-9922

March 12, 2021

VIA EDGAR

U.S. Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re:	Starboard Investment Trust Registration Statement on Form N-14 File Nos. 333- 252135

Ladies and Gentlemen:

On behalf of Starboard Investment Trust (the “Trust”), we hereby electronically file, Pre-Effective Amendment No. 2 to the Trust’s registration statement on Form N-14 (the “Amendment”), pursuant to the Securities Act of 1933, as amended. The Amendment is being filed to in connection with the reorganization of the Adaptive Growth Opportunities Fund (the “Acquired Fund”) into the Adaptive Growth Opportunities ETF (the “Acquiring Fund”), another series of the Trust, in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund and to address comments received from the Commission on the Trust’s registration statement on Form N-14, which was filed on January 15, 2021.

No fees are required in connection with this filing.

If you have any questions concerning this filing, please contact Tanya Boyle at 214-665-3685.

Sincerely,

/s/ Tracie A. Coop

Tracie A. Coop
Secretary